Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Sep. 30, 2024 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 41,977,180
Deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	15,226
Payables under repurchase agreements and securities lending transactions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	20,207,187
Other short-term borrowings and long-term debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	21,700,084
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 54,683